Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Revenues	$ 7,425,707	$ 11,149,130	$ 20,550,682
Cost of Goods Sold	4,229,215	6,356,452	10,967,803
Gross Profit	3,196,492	4,792,678	9,582,879
Expenses
Office and administration	2,243,413	2,074,623	2,219,711
Management compensation	720,923	670,269	1,037,586
Research	1,697,497	1,391,712	1,129,007
Marketing	353,010	365,193	288,893
Travel	64,419	52,497	197,293
Accounting and legal	271,613	312,213	321,945
Share-based expense	133,645	423,538	345,498
Consulting	325,024	265,507	386,661
Investor relations	84,000	84,000	84,000
Foreign exchange (gain) loss	(78,428)	(11,254)	27,698
Amortization	437,865	140,178	69,271
Bad debts	2,000	0	(20,206)
Total Expenses	6,254,981	5,768,476	6,087,357
Income (Loss) Before the Following:	(3,058,489)	(975,798)	3,495,522
Interest income	0	30,966	0
Gain on sale of property, plant and equipment	8,389	(0)	(0)
Write-off of inventory	(117,403)	(114,066)	(62,402)
Gain on revaluation of derivative warrant liability	658,626	(0)	(0)
Unit issuance costs	(77,051)	0	0
Income (Loss) Before Taxes:	(2,585,928)	(1,058,898)	3,433,120
Income Tax Expense
Current	172,639	248,992	99,077
Net Income (Loss) and Comprehensive Income (Loss) for the Year	$ (2,758,567)	$ (1,307,890)	$ 3,334,043
Basic Gain (Loss) Per Share (in dollar per share)	$ (0.05)	$ (0.03)	$ 0.07
Diluted Gain (Loss) Per Share (in dollar per share)	$ (0.05)	$ (0.03)	$ 0.07
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	53,082,689	47,170,086	47,170,086
Diluted (in shares)	53,082,689	47,170,086	48,186,522